Small Company Growth Portfolio
Schedule of Investments (unaudited)
As of March 31, 2026
The portfolio files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The portfolio’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (95.4%)
Communication Services (2.1%)
*	Cargurus Inc.	299,974	10,214
*	AST SpaceMobile Inc.	62,957	5,217
*	Roku Inc.	50,694	4,797
*	Lumen Technologies Inc.	460,623	3,201
*	Magnite Inc.	107,760	1,280
*	Yelp Inc.	37,399	925
	Iridium Communications Inc.	31,891	885
*	EverQuote Inc. Class A	37,812	583
*	Globalstar Inc.	8,620	573
*	Bumble Inc. Class A	151,906	495
	Playtika Holding Corp.	87,056	242
	IDT Corp. Class B	4,774	234
*	ZipRecruiter Inc. Class A	105,011	193
*	Bandwidth Inc. Class A	9,915	177
*	Optimum Communications Inc. Class A	117,422	153
*,1	fuboTV Inc. Class A	15,619	148
			29,317
Consumer Discretionary (9.4%)
	Churchill Downs Inc.	204,143	18,338
	Tapestry Inc.	69,450	9,800
	Somnigroup International Inc.	110,203	8,146
*	DraftKings Inc. Class A	319,949	6,917
*	Deckers Outdoor Corp.	65,886	6,595
	Travel & Leisure Co.	70,344	4,867
	Hasbro Inc.	47,021	4,401
*	Norwegian Cruise Line Holdings Ltd.	235,069	4,396
*	Chewy Inc. Class A	158,207	4,272
*	Covista Inc.	31,567	3,638
*	Floor & Decor Holdings Inc. Class A	67,585	3,433
	Texas Roadhouse Inc.	19,655	3,246
*	Revolve Group Inc.	139,068	3,144
*	Fox Factory Holding Corp.	181,185	2,982
*	Brinker International Inc.	20,137	2,875
*	Frontdoor Inc.	49,271	2,605
	Ralph Lauren Corp.	7,536	2,592
*	Etsy Inc.	49,977	2,498
*	Planet Fitness Inc. Class A	32,824	2,441
*	Life Time Group Holdings Inc.	80,661	2,173
*	Cavco Industries Inc.	3,709	1,796
*	Abercrombie & Fitch Co. Class A	19,264	1,760
*	Shake Shack Inc. Class A	17,100	1,513
*	Sonos Inc.	112,732	1,511
*	Accel Entertainment Inc.	114,454	1,249
	Monarch Casino & Resort Inc.	12,763	1,220
*	BJ's Restaurants Inc.	34,037	1,195
*	Warby Parker Inc. Class A	55,329	1,166
	Red Rock Resorts Inc. Class A	21,629	1,154
*	Dutch Bros Inc. Class A	20,909	1,059
*	American Public Education Inc.	18,172	1,034
	Dine Brands Global Inc.	37,069	973
*	Grand Canyon Education Inc.	5,385	916
	Carriage Services Inc.	19,007	868
*	Duolingo Inc.	8,553	843
	LCI Industries	6,671	820
	Rocky Brands Inc.	20,302	786
	OneSpaWorld Holdings Ltd.	33,233	763
*	Wayfair Inc. Class A	10,051	756
	Toll Brothers Inc.	5,349	730
*	Gentherm Inc.	24,785	689

		Shares	Market Value ($000)
*	Urban Outfitters Inc.	10,730	680
	Buckle Inc.	13,389	674
*	Stitch Fix Inc. Class A	193,530	641
	RCI Hospitality Holdings Inc.	27,917	637
	Bloomin' Brands Inc.	83,921	453
*	Cava Group Inc.	5,197	420
	Boyd Gaming Corp.	5,070	417
*	Lindblad Expeditions Holdings Inc.	20,576	356
*	ThredUP Inc. Class A	95,364	313
*	Peloton Interactive Inc. Class A	72,671	312
*	McGraw Hill Inc.	21,246	291
*	Groupon Inc.	22,367	266
*	National Vision Holdings Inc.	10,050	260
*	Coursera Inc.	40,571	236
*	Bright Horizons Family Solutions Inc.	2,854	234
*	Genesco Inc.	6,880	199
	Upbound Group Inc.	9,145	165
*	YETI Holdings Inc.	4,329	158
	Standard Motor Products Inc.	4,344	151
*,1	Light & Wonder Inc.	1,623	135
*	Victoria's Secret & Co.	2,637	122
			129,280
Consumer Staples (2.4%)
	Turning Point Brands Inc.	183,102	15,891
*	Sprouts Farmers Market Inc.	57,430	4,430
	Coca-Cola Consolidated Inc.	19,210	3,683
	PriceSmart Inc.	10,969	1,651
	Marzetti Co.	11,495	1,590
	WD-40 Co.	6,267	1,278
*	Celsius Holdings Inc.	34,876	1,237
	John B Sanfilippo & Son Inc.	10,441	828
*	Simply Good Foods Co.	42,061	604
*	Darling Ingredients Inc.	8,819	546
*	Nature's Sunshine Products Inc.	20,799	499
	Natural Grocers by Vitamin Cottage Inc.	10,728	277
*	Lifeway Foods Inc.	7,331	142
*	Zevia PBC Class A	66,572	78
			32,734
Energy (2.7%)
	Viper Energy Inc. Class A	265,010	12,453
	HF Sinclair Corp.	72,875	4,547
	Crescent Energy Co. Class A	266,305	3,595
*	REX American Resources Corp.	71,310	3,250
	Permian Resources Corp. Class A	144,468	3,080
*	Oceaneering International Inc.	84,645	3,002
	Riley Exploration Permian Inc.	29,973	1,092
	Delek US Holdings Inc.	23,302	1,050
	Natural Gas Services Group Inc.	20,206	763
*	Gulfport Energy Corp.	3,327	704
*	National Energy Services Reunited Corp.	32,113	689
*	Sable Offshore Corp.	40,868	675
*	Tidewater Inc.	5,938	496
*	Centrus Energy Corp. Class A	2,653	460
*	PrimeEnergy Resources Corp.	1,549	361
	Cactus Inc. Class A	6,855	325
*	Uranium Energy Corp.	23,826	322
*	Infinity Natural Resources Inc. Class A	12,134	214
	Solaris Energy Infrastructure Inc.	2,972	168
			37,246
Financials (7.9%)
*	Euronet Worldwide Inc.	148,356	9,846
	WisdomTree Inc.	543,261	7,910
	First American Financial Corp.	116,519	7,025
	Piper Sandler Cos.	75,228	5,759
*,1	Figure Technology Solutions Inc. Class A	142,677	4,844
	Jefferies Financial Group Inc.	111,707	4,610
*	StoneCo. Ltd. Class A	326,342	4,608
	Universal Insurance Holdings Inc.	126,296	4,314
*	Remitly Global Inc.	268,138	4,202

		Shares	Market Value ($000)
*	Accelerant Holdings Class A	289,682	3,870
	Popular Inc.	28,332	3,801
	Bank of NT Butterfield & Son Ltd.	71,100	3,731
*	Affirm Holdings Inc.	71,979	3,298
	BGC Group Inc. Class A	330,970	3,237
	Houlihan Lokey Inc.	20,490	2,943
*	NMI Holdings Inc.	77,629	2,912
	Moelis & Co. Class A	47,616	2,714
	First Financial Corp.	41,942	2,651
*	Slide Insurance Holdings Inc.	131,758	2,372
	Northrim BanCorp Inc.	101,767	2,328
	Federated Hermes Inc.	38,819	2,201
*	Enova International Inc.	15,944	2,166
	Ally Financial Inc.	47,499	1,863
	PagSeguro Digital Ltd. Class A	173,343	1,737
*	Skyward Specialty Insurance Group Inc.	36,282	1,585
*	Heritage Insurance Holdings Inc.	54,721	1,436
*	Palomar Holdings Inc.	11,704	1,399
	Virtus Investment Partners Inc.	8,474	1,139
	Acadian Asset Management Inc.	17,457	950
	American Coastal Insurance Corp.	79,301	892
	XP Inc. Class A	40,661	774
*	SoFi Technologies Inc.	47,750	758
	EVERTEC Inc.	25,552	721
	American Integrity Insurance Group Inc.	37,419	721
	HCI Group Inc.	3,687	570
	Artisan Partners Asset Management Inc. Class A	13,346	486
	Equitable Holdings Inc.	12,975	482
*	Hippo Holdings Inc.	18,060	471
*	Upstart Holdings Inc.	14,934	383
	Lazard Inc.	5,719	243
*	NerdWallet Inc. Class A	22,230	231
	First Community Corp.	5,890	172
	Meridian Corp.	8,984	170
	First BanCorp (XNYS)	7,917	169
*	Toast Inc. Class A	4,986	132
			108,826
Health Care (23.9%)
*	Cooper Cos. Inc.	184,753	13,210
*	Axogen Inc.	378,560	12,542
*	Hinge Health Inc. Class A	313,610	12,093
*	Tandem Diabetes Care Inc.	626,826	12,016
*	Waystar Holding Corp.	481,060	11,598
*	Globus Medical Inc. Class A	132,975	11,457
*	Madrigal Pharmaceuticals Inc.	20,870	10,925
*	Halozyme Therapeutics Inc.	167,176	10,805
	STERIS plc	47,307	10,461
*	Insmed Inc.	63,551	10,392
*	Veracyte Inc.	321,725	10,363
*	Praxis Precision Medicines Inc.	24,588	7,922
*	Ionis Pharmaceuticals Inc.	102,433	7,692
*	Merit Medical Systems Inc.	99,469	6,856
*	Definium Therapeutics Inc.	361,565	6,834
*	Certara Inc.	1,025,129	5,843
*	TransMedics Group Inc.	58,736	5,839
*	Medpace Holdings Inc.	11,464	5,505
*	Neurocrine Biosciences Inc.	41,678	5,491
*	Exelixis Inc.	118,616	5,087
*	Arrowhead Pharmaceuticals Inc.	72,030	4,516
*	Nuvalent Inc. Class A	43,695	4,477
*	HealthEquity Inc.	50,907	4,254
*	Agios Pharmaceuticals Inc.	117,152	3,963
*	Bridgebio Pharma Inc.	50,783	3,771
*	Tenet Healthcare Corp.	19,667	3,711
*	Axsome Therapeutics Inc.	20,001	3,381
*	Privia Health Group Inc.	156,750	3,224
*	IRhythm Holdings Inc.	26,861	3,170
*	Lumexa Imaging Holdings Inc.	363,724	3,128
	Bio-Techne Corp.	57,089	2,983

		Shares	Market Value ($000)
*	Guardant Health Inc.	30,997	2,863
*	Arcutis Biotherapeutics Inc.	110,421	2,602
*	BioCryst Pharmaceuticals Inc.	272,747	2,597
	iRadimed Corp.	26,816	2,581
*	LivaNova plc	37,950	2,412
*	Arcus Biosciences Inc.	110,106	2,378
*	Amneal Pharmaceuticals Inc.	185,243	2,303
*	ACADIA Pharmaceuticals Inc.	103,158	2,296
*	Alignment Healthcare Inc.	129,478	2,281
*	Jazz Pharmaceuticals plc	11,850	2,240
*	Indivior Pharmaceuticals Inc.	72,987	2,225
*	Veeva Systems Inc. Class A	12,479	2,192
	Stevanato Group SpA	153,637	2,113
*	Legend Biotech Corp. ADR	115,106	2,082
*	Syndax Pharmaceuticals Inc.	88,442	2,066
*	Phreesia Inc.	245,162	2,054
*	Ultragenyx Pharmaceutical Inc.	92,881	1,946
*	Dyne Therapeutics Inc.	105,254	1,908
*	Travere Therapeutics Inc.	61,281	1,821
*	Viridian Therapeutics Inc.	93,111	1,821
	HealthStream Inc.	83,183	1,723
*	Enanta Pharmaceuticals Inc.	136,247	1,721
*	Cogent Biosciences Inc.	44,453	1,711
*	PTC Therapeutics Inc.	24,688	1,682
*	Arvinas Inc.	156,458	1,658
*	LifeStance Health Group Inc.	245,123	1,561
*	Ardelyx Inc.	259,834	1,556
*	Castle Biosciences Inc.	60,244	1,479
*	Doximity Inc. Class A	62,690	1,461
*	Option Care Health Inc.	53,160	1,431
*	Novocure Ltd.	126,690	1,381
*	Alector Inc.	615,923	1,324
*	MacroGenics Inc.	437,607	1,265
*	Hims & Hers Health Inc.	60,738	1,261
*	Inspire Medical Systems Inc.	23,663	1,221
*	Rocket Pharmaceuticals Inc.	337,839	1,209
*	Xencor Inc.	99,064	1,195
*	AtriCure Inc.	40,835	1,165
*	Tactile Systems Technology Inc.	43,805	1,145
*	Bioventus Inc. Class A	124,481	1,137
*	Haemonetics Corp.	20,162	1,136
*	Rhythm Pharmaceuticals Inc.	12,651	1,100
*	Prothena Corp. plc	105,240	1,023
*	Tempus AI Inc. Class A	22,367	1,011
*	10X Genomics Inc. Class A	46,977	997
*	Sarepta Therapeutics Inc.	43,489	946
*	Electromed Inc.	38,144	893
*	Catalyst Pharmaceuticals Inc.	35,760	885
*	Altimmune Inc.	276,644	852
*	Adaptive Biotechnologies Corp.	58,219	808
*	Aveanna Healthcare Holdings Inc.	123,295	794
*	AnaptysBio Inc.	13,991	776
*	Janux Therapeutics Inc.	55,497	771
*	Aclaris Therapeutics Inc.	198,014	743
*	Beam Therapeutics Inc.	30,780	733
	Embecta Corp.	82,970	733
*	Biohaven Ltd.	86,618	733
*	Rezolute Inc.	237,637	725
*	Lantheus Holdings Inc.	9,155	694
*	Schrodinger Inc.	60,384	686
*	Arcturus Therapeutics Holdings Inc.	86,078	665
*	Mineralys Therapeutics Inc.	24,273	658
*	Progyny Inc.	38,252	650
*	Alkermes plc	17,568	621
*	Xeris Biopharma Holdings Inc.	107,113	621
*	Glaukos Corp.	5,529	595
*	BrightSpring Health Services Inc.	13,506	576
*	Teladoc Health Inc.	102,392	558
*	Artivion Inc.	14,984	549
*	Agenus Inc.	153,735	513

		Shares	Market Value ($000)
*	NeuroPace Inc.	37,644	495
*	Joint Corp.	54,332	481
*	CareDx Inc.	26,600	462
	LeMaitre Vascular Inc.	4,226	461
*	Cerus Corp.	244,139	444
*	Puma Biotechnology Inc.	67,789	433
*,1	ImmunityBio Inc.	55,278	424
*	Viemed Healthcare Inc.	45,874	423
*	ADC Therapeutics SA	112,154	421
*	Capricor Therapeutics Inc.	13,660	415
*	IQVIA Holdings Inc.	2,184	372
*	Esperion Therapeutics Inc.	134,680	369
*	Keros Therapeutics Inc.	33,060	365
*	Verastem Inc.	68,604	364
*	Community Health Systems Inc.	119,053	350
*	Ironwood Pharmaceuticals Inc.	97,672	343
*	Vir Biotechnology Inc.	33,886	304
*	Harmony Biosciences Holdings Inc.	10,792	302
*	Foghorn Therapeutics Inc.	53,644	256
*	Accendra Health Inc.	97,161	222
*	OptimizeRx Corp.	33,371	210
*	Black Diamond Therapeutics Inc.	93,180	198
*	Codexis Inc.	117,799	192
*	Mirum Pharmaceuticals Inc.	2,048	189
*	CytomX Therapeutics Inc.	35,924	169
	Encompass Health Corp.	1,694	164
*	Ginkgo Bioworks Holdings Inc.	26,026	160
*	Phathom Pharmaceuticals Inc.	13,912	155
*	Recursion Pharmaceuticals Inc. Class A	44,134	136
*,1	Cardiff Oncology Inc.	72,057	117
*	Soleno Therapeutics Inc.	3,165	106
*,1,2	Cartesian Therapeutics Inc. CVR	414,811	75
*	Gossamer Bio Inc.	74,017	24
			329,222
Industrials (25.7%)
	Comfort Systems USA Inc.	14,913	20,565
	Curtiss-Wright Corp.	23,040	15,693
	RB Global Inc. (XTSE)	159,473	15,286
	Federal Signal Corp.	141,148	15,264
	Applied Industrial Technologies Inc.	56,409	14,966
*	Kirby Corp.	111,479	14,813
*	Bloom Energy Corp. Class A	106,086	14,374
*	SPX Technologies Inc.	67,902	13,576
*	StandardAero Inc.	518,400	13,390
	Sensata Technologies Holding plc	342,141	12,050
*	Cimpress plc	161,320	11,776
*	Sterling Infrastructure Inc.	25,541	10,402
	JBT Marel Corp.	80,406	10,282
*	Rocket Lab Corp.	159,056	10,215
*	Generac Holdings Inc.	48,519	9,477
	EMCOR Group Inc.	11,266	8,318
	FTAI Aviation Ltd.	31,913	7,819
	Primoris Services Corp.	44,065	6,303
	AAON Inc.	68,737	5,688
*	Legence Corp. Class A	97,659	5,514
	EnerSys	27,532	4,783
	TriNet Group Inc.	123,391	4,495
	BWX Technologies Inc.	19,951	4,080
	Timken Co.	38,909	3,913
*	American Superconductor Corp.	110,155	3,729
	Watts Water Technologies Inc. Class A	12,262	3,560
	Carpenter Technology Corp.	9,020	3,555
*	Paylocity Holding Corp.	32,176	3,476
	MSA Safety Inc.	20,595	3,377
	Argan Inc.	6,071	3,307
*	York Space Systems Inc.	139,135	3,085
	Moog Inc. Class A	10,226	2,993
*	Kratos Defense & Security Solutions Inc.	42,306	2,983
	Griffon Corp.	40,103	2,915

		Shares	Market Value ($000)
*	Nextpower Inc. Class A	24,129	2,909
	Powell Industries Inc.	5,124	2,773
	Douglas Dynamics Inc.	64,325	2,707
*	Modine Manufacturing Co.	11,738	2,544
	Mueller Water Products Inc. Class A	90,923	2,499
*	MYR Group Inc.	8,527	2,407
	Park Aerospace Corp.	82,517	2,259
*	DXP Enterprises Inc.	15,780	2,205
	Allison Transmission Holdings Inc.	17,960	2,102
	Maximus Inc.	31,947	2,048
*	Vicor Corp.	12,349	1,988
	ESCO Technologies Inc.	6,975	1,963
	Interface Inc.	75,819	1,889
*	Liquidity Services Inc.	58,790	1,797
	Leonardo DRS Inc.	39,804	1,772
*	Willdan Group Inc.	22,328	1,709
	Allient Inc.	28,334	1,674
*	Planet Labs PBC	57,450	1,606
*	Energy Recovery Inc.	158,753	1,599
*	Healthcare Services Group Inc.	85,559	1,587
*	IBEX Holdings Ltd.	55,636	1,492
*	Blue Bird Corp.	26,032	1,478
*	Alaska Air Group Inc.	38,186	1,405
*	Graham Corp.	17,052	1,346
*	Lyft Inc. Class A	96,946	1,289
*	Astronics Corp.	18,978	1,266
	Trinity Industries Inc.	30,523	982
	Costamare Inc.	57,173	966
*	V2X Inc.	14,057	963
	AZZ Inc.	7,244	906
*	CoreCivic Inc.	47,199	893
	Barrett Business Services Inc.	29,686	866
	Gorman-Rupp Co.	13,509	839
*	Allegiant Travel Co.	10,270	832
	Exponent Inc.	10,654	695
*	Loar Holdings Inc.	11,266	645
*	Satellogic Inc. Class A	115,201	627
	Genpact Ltd.	16,612	619
	Zurn Elkay Water Solutions Corp.	13,319	597
*	Upwork Inc.	50,402	552
*	Legalzoom.com Inc.	89,186	506
*	Shoals Technologies Group Inc. Class A	71,131	468
	CRA International Inc.	2,797	453
*	Amprius Technologies Inc.	26,389	445
*	Array Technologies Inc.	56,455	408
	Insteel Industries Inc.	10,984	369
*	American Airlines Group Inc.	33,140	356
*	Intuitive Machines Inc.	18,290	339
	Quad / Graphics Inc.	48,346	320
*	Eos Energy Enterprises Inc.	63,535	315
*	Microvast Holdings Inc.	185,154	278
*	Power Solutions International Inc.	4,567	278
	Mueller Industries Inc.	2,408	267
	Lindsay Corp.	1,928	230
*	Bowman Consulting Group Ltd.	7,987	227
*	AeroVironment Inc.	865	158
*	Innodata Inc.	3,517	136
*	ExlService Holdings Inc.	3,477	106
			352,976
Information Technology (17.7%)
*	Trimble Inc.	248,284	16,196
*	Dynatrace Inc.	355,125	13,133
*	GLOBALFOUNDRIES Inc.	221,632	9,858
*	ON Semiconductor Corp.	147,741	9,148
*	Lattice Semiconductor Corp.	85,433	7,925
*	Klaviyo Inc. Class A	400,069	7,785
*	Rambus Inc.	84,323	7,254
*	Alkami Technology Inc.	459,100	7,194
*	Fabrinet	13,067	6,815

		Shares	Market Value ($000)
*	Everpure Inc. Class A	113,947	6,727
	Entegris Inc.	55,035	6,452
	Jabil Inc.	24,247	6,441
*	Credo Technology Group Holding Ltd.	58,429	5,485
*	Elastic NV	109,170	5,457
*	Astera Labs Inc.	45,993	5,041
*	Manhattan Associates Inc.	36,677	4,882
*	Extreme Networks Inc.	316,344	4,770
*	Cellebrite DI Ltd.	331,603	4,569
*	Guidewire Software Inc.	30,171	4,512
*	Ultra Clean Holdings Inc.	63,497	3,948
	Advanced Energy Industries Inc.	11,792	3,805
*	nLight Inc.	58,278	3,323
*	ServiceTitan Inc. Class A	51,740	3,283
*	Workiva Inc.	52,960	3,158
*	Aurora Innovation Inc.	765,557	3,154
*	Commvault Systems Inc.	39,981	3,114
*	Appian Corp. Class A	123,495	2,977
	MKS Inc.	12,697	2,918
*	ADTRAN Holdings Inc.	227,437	2,861
*	Teradata Corp.	111,315	2,853
*	N-able Inc.	604,443	2,823
*	MaxLinear Inc.	154,546	2,688
*	Ambarella Inc.	52,022	2,678
*	IonQ Inc.	87,872	2,533
*	Ooma Inc.	149,802	2,180
*	Calix Inc.	42,580	2,086
*	Semtech Corp.	27,011	2,077
*	Applied Digital Corp.	85,733	2,035
*	AvePoint Inc.	198,334	1,886
	RingCentral Inc. Class A	49,894	1,856
*	Arlo Technologies Inc.	113,913	1,621
*	D-Wave Quantum Inc.	107,889	1,557
*	Tenable Holdings Inc.	91,938	1,555
	Pegasystems Inc.	36,253	1,543
*	FormFactor Inc.	15,784	1,531
*	Sprout Social Inc. Class A	266,066	1,517
*	Unity Software Inc.	67,173	1,474
*	Rubrik Inc. Class A	29,945	1,466
*	Five9 Inc.	92,791	1,408
*	Gitlab Inc. Class A	63,806	1,381
*	AppLovin Corp. Class A	3,353	1,334
*	Lumentum Holdings Inc.	1,772	1,245
*	Sanmina Corp.	9,025	1,170
*	Asana Inc. Class A	179,653	1,150
*	Rapid7 Inc.	202,047	1,113
*	Evolv Technologies Holdings Inc.	183,740	1,112
*	Backblaze Inc. Class A	316,443	1,092
*	CEVA Inc.	58,327	1,090
*	Rigetti Computing Inc.	71,806	1,008
*	Applied Optoelectronics Inc.	11,693	989
*	PagerDuty Inc.	150,522	935
*	SentinelOne Inc. Class A	66,662	859
*	SiTime Corp.	2,417	835
*	Q2 Holdings Inc.	16,466	779
*	nCino Inc.	49,063	735
*	Penguin Solutions Inc.	40,716	717
*	Harmonic Inc.	77,430	695
*	Enphase Energy Inc.	18,250	690
*,1	SoundHound AI Inc. Class A	88,881	611
*	Kyndryl Holdings Inc.	43,448	570
*	Weave Communications Inc.	112,884	522
	InterDigital Inc.	1,724	521
*	Arteris Inc.	31,289	514
*	Dropbox Inc. Class A	21,956	499
	Kulicke & Soffa Industries Inc.	7,583	498
*	inTEST Corp.	35,304	482
*	Intapp Inc.	18,731	481
*	Quantum Computing Inc.	68,417	469
*	MACOM Technology Solutions Holdings Inc.	2,002	445

		Shares	Market Value ($000)
*	Freshworks Inc. Class A	53,331	428
*	Procore Technologies Inc.	7,171	409
*	Impinj Inc.	3,697	380
*	Core Scientific Inc.	25,416	380
*	Alarm.com Holdings Inc.	8,222	355
*	Turtle Beach Corp.	34,175	347
*	CPI Card Group Inc.	23,283	338
*	Commerce.com Inc.	119,571	319
*	Domo Inc. Class B	103,402	316
*	eGain Corp.	38,509	304
*	Corsair Gaming Inc.	53,975	300
*	Ouster Inc.	16,289	299
*	Kaltura Inc.	242,667	296
*	Ambiq Micro Inc.	11,170	284
*	Pagaya Technologies Ltd. Class A	22,548	263
*	Bitdeer Technologies Group Class A	30,068	260
*	Terawulf Inc.	16,584	239
*	Alpha & Omega Semiconductor Ltd.	9,225	204
*	Nutanix Inc. Class A	5,161	196
*	Digital Turbine Inc.	65,958	190
*	Qualys Inc.	1,893	166
*	Onto Innovation Inc.	768	157
*	BK Technologies Corp.	1,994	149
*	Neonode Inc.	105,388	148
*	LiveRamp Holdings Inc.	5,401	143
*	Blackbaud Inc.	2,698	104
*	BigBear.ai Holdings Inc.	24,294	85
*	Yext Inc.	19,208	74
			243,226
Materials (2.1%)
	United States Lime & Minerals Inc.	56,085	7,325
*	Constellium SE	174,167	4,281
	Kaiser Aluminum Corp.	30,176	3,637
	Myers Industries Inc.	128,135	2,714
	Eagle Materials Inc.	13,361	2,531
*	Century Aluminum Co.	40,463	2,375
*	Coeur Mining Inc.	69,432	1,303
	Hecla Mining Co.	68,976	1,285
*	O-I Glass Inc.	77,929	819
	Balchem Corp.	4,214	714
	Chemours Co.	30,022	661
*	Core Molding Technologies Inc.	29,356	658
*	Compass Minerals International Inc.	15,112	353
*	Alpha Metallurgical Resources Inc.	915	188
	Innospec Inc.	2,251	164
			29,008
Real Estate (1.3%)
*	Jones Lang LaSalle Inc.	15,852	4,824
	Xenia Hotels & Resorts Inc.	246,181	3,651
	Outfront Media Inc.	120,285	3,188
	Phillips Edison & Co. Inc.	77,943	2,917
	DiamondRock Hospitality Co.	220,510	2,066
	Universal Health Realty Income Trust	13,777	558
	St. Joe Co.	2,238	140
			17,344
Utilities (0.2%)
	American States Water Co.	21,878	1,654
	NRG Energy Inc.	5,504	804
*	Hallador Energy Co.	33,042	538
	MGE Energy Inc.	3,034	235
			3,231
Total Common Stocks (Cost $1,294,180)			1,312,410

		Shares	Market Value ($000)
Temporary Cash Investments (4.6%)
Money Market Fund (4.6%)
[3,4]	Vanguard Market Liquidity Fund, 3.687% (Cost $62,768)	627,700	62,764
Total Investments (100.0%) (Cost $1,356,948)			1,375,174
Other Assets and Liabilities—Net (0.0%)			(280)
Net Assets (100%)			1,374,894
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $4,990.
2	Security value determined using significant unobservable inputs.
3	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4	Collateral of $5,116 was received for securities on loan.
ADR—American Depositary Receipt.
CVR—Contingent Value Rights.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini Russell 2000 Index	June 2026	363	45,596	229
A.	Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the portfolio’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B.	Futures Contracts: The portfolio uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The portfolio may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the portfolio and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the portfolio trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the portfolio’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C.	Various inputs may be used to determine the value of the portfolio’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the portfolio’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the portfolio’s investments and derivatives as of March 31, 2026, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	1,312,335	—	75	1,312,410
Temporary Cash Investments	62,764	—	—	62,764
Total	1,375,099	—	75	1,375,174
Derivative Financial Instruments
Assets
Futures Contracts[1]	229	—	—	229
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.